SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Stock Options
Share-based compensation expense	$ 0	$ 7	$ 20
Assumptions
Volatility, minimum	7.49%
Volatility, maximum	11.63%
Interest Rates, minimum	2.59%
Interest Rates, maximum	3.89%
Weighted Average Life (in years)	10 years
Number of shares vested		27,229
Minimum [Member]
Assumptions
Dividend Yields	3.94%
Maximum [Member]
Assumptions
Dividend Yields	4.02%
Employee Stock Option [Member]
Stock Options
Maximum stock options or restricted shares authorized	152,000
Vesting period	5 years
Contractual term	10 years
Assumptions
Stock options outstanding, shares	77,019	77,019	77,019	87,019
Nonvested Stock Options [Member]
Assumptions
Stock options outstanding, shares	0	0	27,229
Restricted Shares [Member]
Stock Options
Maximum stock options or restricted shares authorized	38,000
Furniture and Equipment [Member]
Premises and Equipment
Estimated useful life, minimum	3 years
Estimated useful life, maximum	10 years
Building Premises [Member]
Premises and Equipment
Estimated useful life, minimum	25 years
Estimated useful life, maximum	50 years
Leasehold Improvements [Member]
Premises and Equipment
Estimated useful life, minimum	7 years
Estimated useful life, maximum	15 years
West View Savings Bank [Member]
Organization
Interest in subsidiary	100.00%